Unaudited Condensed Balance Sheets (Parentheticals) - AJAX I - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Preference shares, par value (in Pounds per share and Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, issued (in Pounds and Dollars)
Preference shares, shares outstanding (in Pounds and Dollars)
Class A Ordinary Shares
Shares subject to possible redemption	80,499,090	62,011,512
Ordinary shares, par value (in Pounds per share and Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	0	18,487,578
Ordinary shares, shares outstanding	0	18,487,578
Class B Ordinary Shares
Ordinary shares, par value (in Pounds per share and Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	8,944,343	8,944,343
Ordinary shares, shares outstanding	8,944,343	8,944,343